Consolidated Statements of Shareholders' (Deficit) Equity - USD ($) $ in Thousands	Number of ordinary shares	Series E-1 Preferred Shares	Additional paid-in capital	Accumulated statutory reserves	Other comprehensive loss	Accumulated deficit	Total Borqs Technologies,Inc. shareholders' deficit	Noncontrolling interest	Total
Balance at Dec. 31, 2015			$ 1,178	$ 1,270	$ (1,149)	$ (56,330)	$ (55,031)	$ (365)	$ (55,396)
Balance, Shares at Dec. 31, 2015	4,224,725
Consolidated net loss						3,228	3,228	(632)	2,596
Appropriation of statutory reserves				628		(628)
Foreign exchange difference					(1,477)		(1,477)	(98)	(1,575)
Accretion to redemption value of Convertible Redeemable Preferred Shares						(976)	(976)		(976)
Share-based compensation
Balance at Dec. 31, 2016			1,178	1,898	(2,626)	(54,706)	(54,256)	(1,095)	(55,351)
Balance, Shares at Dec. 31, 2016	4,224,725
Consolidated net loss						(12,569)	(12,569)	210	(12,359)
Foreign exchange difference					2,119		2,119	88	2,207
Issuance of ordinary shares			386				386		386
Issuance of ordinary shares, Shares	35,173
Issuance of Series E-1 Preferred Shares		2,708					2,708		2,708
Beneficiary conversion feature of Series E Preferred Shares			3,258				3,258		3,258
Reclassification of warrants upon the consummation of the Merger			1,544				1,544		1,544
Conversion of Convertible Redeemable Preferred Shares into ordinary shares upon the consummation of the Merger			78,860			(6,956)	71,904		71,904
Conversion of Convertible Redeemable Preferred Shares into ordinary shares upon the consummation of the Merger, Shares	16,622,491
Conversion of Series E-1 Preferred Shares into ordinary shares upon the consummation of the Merger			2,708
Conversion of Series E-1 Preferred Shares into ordinary shares upon the consummation of the Merger, Shares	558,725	(2,708)
Change in equity due to the Merger			26,818				26,818		26,818
Change in equity due to the Merger, Shares	9,363,521
Share-based compensation			5,890				5,890		5,890
Balance at Dec. 31, 2017			120,642	1,898	(507)	(74,231)	47,802	(797)	47,005
Balance, Shares at Dec. 31, 2017	30,804,635
Consolidated net loss						(71,764)	(71,764)	(235)	(71,999)
Appropriation of statutory reserves				199		(199)
Foreign exchange difference					(1,636)		(1,636)	(72)	(1,708)
Shareholders contribution			(808)				(808)	808
Issuance of ordinary shares			3,274				3,274		3,274
Issuance of ordinary shares, Shares	502,887
Repurchase of ordinary shares			(22)				(22)		(22)
Repurchase of ordinary shares, Shares	(4,172)
Share-based compensation			976				976		976
Balance at Dec. 31, 2018			$ 124,062	$ 2,097	$ (2,143)	$ (146,194)	$ (22,178)	$ (296)	$ (22,178)
Balance, Shares at Dec. 31, 2018	31,303,350